May 2, 2005


VIA EDGAR


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:     Van Eck Funds, Inc.
        File Nos. 333-84624 and 811-21046
        Post-Effective Amendment No. 4

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive forms of the prospectus and statement of additional information used with respect to the above Registrant do not differ from those contained in Post-Effective Amendment No. 4 ("PEA No. 4") to its Registration Statement on Form N-1A. PEA No. 4 was electronically filed under Rule 485(b) on April 29, 2005.

If you have any questions or comments concerning the filing, please contact me at 212-293-2031.

Very truly yours,

/s/ Patricia A. Maxey

Patricia A. Maxey
Vice President and Secretary